13 FINANCIAL INSTRUMENTS: Schedule of exposure to Canadian currency (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of exposure to Canadian currency

	December 31, 2017	December 31, 2016
	C$	C$

Cash and cash equivalents	135,049	295,048
Accounts receivable	390,017	341,216
Accounts payable and accrued liabilities	(770,108)	(671,732)

Total	(245,042)	(35,468)